Debt and Financing Arrangements (Narrative) (Details)	12 Months Ended															3 Months Ended																									11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended				12 Months Ended								12 Months Ended					12 Months Ended							3 Months Ended
	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Jun. 07, 2013 USD ($)	Apr. 28, 2013 USD ($)	Dec. 28, 2014 7.125% U.S. Dollar Notes due August 2039 [Member] USD ($)	Dec. 29, 2013 7.125% U.S. Dollar Notes due August 2039 [Member] USD ($)	Jun. 07, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 28, 2013 7.125% U.S. Dollar Notes due August 2039 [Member] USD ($)	Dec. 28, 2014 $2.95 Billion, Term B-1 Loan [Member] USD ($)	Dec. 29, 2013 $2.95 Billion, Term B-1 Loan [Member] USD ($)	Apr. 28, 2013 $2.95 Billion, Term B-1 Loan [Member] USD ($)	Apr. 01, 2013 4.25% Senior Secured Notes [Member]	Dec. 28, 2014 Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Dec. 29, 2013 Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Apr. 28, 2013 Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Dec. 28, 2014 Term B-1 Loan [Member] USD ($)	Dec. 28, 2014 Term B-2 Loan [Member] USD ($)	Jul. 29, 2012 Japanese Yen Credit Agreement due October 2012 [Member] JPY (¥)	Jul. 29, 2012 Japanese Yen Credit Agreement Due October 2015 [Member] JPY (¥)	Dec. 28, 2014 Japanese Yen Credit Agreement Due October 2015 [Member] USD ($)	Dec. 29, 2013 Japanese Yen Credit Agreement Due October 2015 [Member] USD ($)	Apr. 28, 2013 Japanese Yen Credit Agreement Due October 2015 [Member] USD ($)	Apr. 28, 2013 Portion of short term debt to pay off commercial paper [Member] [Member] USD ($)	Apr. 28, 2013 Credit agreement 1.5 Billion [Member] USD ($)	Dec. 28, 2014 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member] USD ($)	Dec. 29, 2013 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member] USD ($)	Apr. 28, 2013 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member] USD ($)	Dec. 28, 2014 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Dec. 29, 2013 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Apr. 28, 2013 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Dec. 28, 2014 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Dec. 29, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Apr. 28, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Jan. 25, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Jan. 25, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Jul. 29, 2012 Swap [Member] Japanese Yen Credit Agreement due October 2012 [Member] USD ($)	Jul. 29, 2012 Swap [Member] Japanese Yen Credit Agreement Due October 2015 [Member]	Dec. 28, 2014 Cash [Member] USD ($)	Jun. 07, 2013 Cash [Member] USD ($)	Apr. 01, 2013 Long-term Debt [Member] USD ($)	Dec. 29, 2013 Successor [Member] USD ($)	Dec. 28, 2014 Successor [Member] USD ($)	Dec. 28, 2014 Successor [Member] Foreign Line of Credit [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] USD ($)	Apr. 29, 2012 Predecessor [Member] USD ($)	Jun. 08, 2013 Senior Debt Obligations [Member] USD ($)	Dec. 28, 2014 Senior Debt Obligations [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] Successor [Member] USD ($)	Dec. 28, 2014 Senior Debt Obligations [Member] Successor [Member] USD ($)	Dec. 28, 2014 Senior Debt Obligations [Member] Successor [Member] $2.95 Billion, Term B-1 Loan [Member] USD ($)	Dec. 28, 2014 Senior Debt Obligations [Member] Successor [Member] Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] Predecessor [Member] USD ($)	Mar. 13, 2013 Roll Over Notes [Member] 7.125% U.S. Dollar Notes due August 2039 [Member]	Dec. 28, 2014 Revolving Credit Facility [Member] USD ($)	Apr. 01, 2013 Senior Notes [Member] 4.25% Senior Secured Notes [Member]	Dec. 28, 2014 Term Loan [Member] Debt Instrument, Maturity Period, Six Years [Member]	Dec. 28, 2014 Term Loan [Member] Debt Instrument, Maturity Period, Five Years [Member]	Dec. 28, 2014 Term Loan [Member] Debt Instrument, Maturity Period, Seven Years [Member]	Dec. 28, 2014 Minimum [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Dec. 28, 2014 Minimum [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Dec. 28, 2014 Maximum [Member]	Dec. 28, 2014 Maximum [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Dec. 28, 2014 Maximum [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Dec. 28, 2014 Base Rate [Member] Minimum [Member] Term Loan [Member]	Dec. 28, 2014 Base Rate [Member] Minimum [Member] Term Loan [Member] Term Loan, Base Rate, Two Percent Floor [Member]	Dec. 28, 2014 Base Rate [Member] Maximum [Member] Term Loan [Member]	Dec. 28, 2014 Base Rate [Member] Maximum [Member] Term Loan [Member] Term Loan, Base Rate, Two Percent Floor [Member]	Dec. 28, 2014 London Interbank Offered Rate (LIBOR) [Member] Term Loan [Member]	Dec. 28, 2014 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member] Term Loan [Member]	Dec. 28, 2014 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member] Term Loan [Member] Term Loan, Base Rate, One Percent Floor [Member]	Dec. 28, 2014 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member] Term Loan [Member]	Dec. 28, 2014 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member] Term Loan [Member] Term Loan, Base Rate, One Percent Floor [Member]	Dec. 28, 2014 2015 [Member] Senior Debt Obligations [Member]	Dec. 28, 2014 2016 [Member] Senior Debt Obligations [Member]	Dec. 28, 2014 2017 and Thereafter [Member] Senior Debt Obligations [Member]	Mar. 29, 2015 Subsequent Event [Member] Successor [Member] Term B-1 Loan [Member] USD ($)	Mar. 29, 2015 Subsequent Event [Member] Successor [Member] Term B-2 Loan [Member] USD ($)	Mar. 29, 2015 Subsequent Event [Member] Successor [Member] Second Lien Senior Secured Notes 2.0 Billion [Member] USD ($)
Debt Instrument [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, senior credit facility			$ 11,500,000,000																																			$ 9,500,000,000	$ 9,500,000,000	$ 3,100,000,000
Maximum borrowing capacity																								1,500,000,000																											2,950,000,000	6,550,000,000
Long-term debt	13,597,000,000	14,726,000,000		4,749,000,000	1,023,000,000	1,027,000,000		628,000,000	2,769,000,000	2,929,000,000	0		5,588,000,000	6,519,000,000	0					0	0	153,000,000			0	0	500,000,000	0	0	100,000,000	0	0	119,000,000									13,596,000,000													2,000,000,000
Repayments of debt																133,000,000	867,300,000																																																												650,000,000	1,310,000,000
Face amount of debt																		15,000,000,000	15,000,000,000				1,100,000,000	1,500,000,000										119,000,000	119,000,000																																												2,000,000,000
Interest rate on notes issued					7.125%		7.125%					4.25%												1.28%										6.049%																				7.125%		4.25%				2.11%	2.86%		4.23%	3.55%															4.875%
Debt instrument maturity period																		3 years	3 years																																						6 years	5 years	7 years
Basis spread on variable interest rate (percent)																																																																	50.00%	125.00%	100.00%	150.00%		150.00%	225.00%	200.00%	250.00%
Base rate floor (percent)																																																																					2.00%
LIBOR floor (percent)																																																																					1.00%
Limit on capital stock of foreign subsidiaries that can be used as collateral (percent)																																																														65.00%
Threshold for compliance with specified first lien secured leverage ratio																																																							50,000,000
Exchange Notes redemption price (percent)	104.25%																																																																									102.125%	101.0625%	100.00%
Exchange Notes, aggregate principal that may be redeemed (percent)																																																																										40.00%
Exchange Notes, repurchase price if change in ownership occurs (percent)	101.00%
Debt issuance costs																																															316,000,000	321,000,000
Amortization of deferred debt issuance costs																																									29,000,000	45,000,000		1,000,000	5,000,000	4,000,000			29,000,000	48,800,000			1,000,000
Write off of deferred debt issuance costs																																																		15,000,000
Amount of swap																																				189,000,000
Derivative, fixed interest rate																																					2.22%
Foreign lines of credit available																																											$ 156,000,000